UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23615
Perpetual Americas Funds Trust
(Exact name of registrant as specified in charter)

1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Address of principal executive offices) (Zip code)
Andrew Jolin
1 Congress Street, Suite 3101
Boston, Massachusetts 02114
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 933-0716
Date of fiscal year end:
September 30
Date of reporting period:
March 31, 2025
Item 1. Reports to Stockholders.
(a) The Report to Shareholders is attached herewith.
Trillium ESG Small/Mid Cap Fund
Institutional Shares/TSMDX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Trillium ESG Small/Mid Cap Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at connect.rightprospectus.com/Trillium/.  You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Small/Mid Cap Fund (Institutional Shares)	$47	0.97%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$31,856,086
Total number of portfolio holdings	67
Portfolio turnover rate as of the end of the reporting period	11.71%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Merit Medical Systems, Inc.	2.9%
CyberArk Software Ltd.	2.7%
East West Bancorp, Inc.	2.4%
Burlington Stores, Inc.	2.4%
BJ's Wholesale Club Holdings, Inc.	2.2%
Jack Henry & Associates, Inc.	2.2%
Hanover Insurance Group (The), Inc.	2.1%
Paylocity Holding Corp.	2.1%
MYR Group, Inc.	2.1%
Lincoln Electric Holdings, Inc.	2.1%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, the Trillium ESG Small/Mid Cap Fund modified its investment objective as follows:
The Trillium ESG Small/Mid Cap Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC's (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium's ESG criteria in the stock selection process and was not in connection with any change in Trillium's investment process with respect to the Fund.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/Trillium/.
TRILLIUM
Trillium ESG Global Equity Fund
Institutional Shares/PORIX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at connect.rightprospectus.com/Trillium/.  You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Institutional Shares)	$48	1.00%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$772,440,162
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	16.34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	5.0%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	3.8%
Apple, Inc.	3.3%
Visa, Inc. - Class A	2.7%
TJX Cos. (The), Inc.	1.8%
Unilever PLC	1.7%
Intercontinental Exchange, Inc.	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.7%
Bank of New York Mellon (The) Corp.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, the Trillium ESG Global Equity Fund modified its investment objective as follows:
The Trillium ESG Global Equity Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC's (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium's ESG criteria in the stock selection process and was not in connection with any change in Trillium's investment process with respect to the Fund.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/Trillium/.
TRILLIUM
Trillium ESG Global Equity Fund
Investor Shares/PORTX
SEMI-ANNUAL SHAREHOLDER REPORT | March 31, 2025
This semi-annual shareholder report contains important information about the Trillium ESG Global Equity Fund (the “Fund”) for the period of October 1, 2024 to March 31, 2025.  You can find additional information about the Fund at connect.rightprospectus.com/Trillium/.  You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
This report describes changes to the Fund that occurred during the reporting period.
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trillium ESG Global Equity Fund (Investor Shares)	$59	1.22%
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$772,440,162
Total number of portfolio holdings	87
Portfolio turnover rate as of the end of the reporting period	16.34%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, excluding short-term investments, represented as a percentage of the total net assets of the Fund.
TOP TEN HOLDINGS
Microsoft Corp.	5.0%
Alphabet, Inc. - Class A	4.1%
NVIDIA Corp.	3.8%
Apple, Inc.	3.3%
Visa, Inc. - Class A	2.7%
TJX Cos. (The), Inc.	1.8%
Unilever PLC	1.7%
Intercontinental Exchange, Inc.	1.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1.7%
Bank of New York Mellon (The) Corp.	1.6%
SECTOR ALLOCATION
GEOGRAPHICAL ALLOCATION
Material Fund Changes
Effective February 1, 2025, the Trillium ESG Global Equity Fund modified its investment objective as follows:
The Trillium ESG Global Equity Fund seeks long-term capital appreciation by investing in companies that meet Trillium Asset Management, LLC's (“Trillium”) environmental, social, and governance (“ESG”) criteria.
The above modification of the investment objective was made to clarify the role of Trillium's ESG criteria in the stock selection process and was not in connection with any change in Trillium's investment process with respect to the Fund.
This is a summary of certain changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's prospectus dated February 1, 2025, at connect.rightprospectus.com/Trillium/ or upon request at 866-260-9549 (toll free) or 312-557-5913.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at connect.rightprospectus.com/Trillium/. You can also request this information by contacting us at 866-260-9549 (toll free) or 312-557-5913.
For additional information, please scan the QR code at left to navigate to additional hosted material at connect.rightprospectus.com/Trillium/.
TRILLIUM

(b) Not Applicable.

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) - (b) The Financial Statements and Financial Highlights are included herewith.

TRILLIUM ESG GLOBAL EQUITY FUND
TRILLIUM ESG SMALL/MID CAP FUND
SEMI-ANNUAL FINANCIAL STATEMENTS AND
ADDITIONAL INFORMATION
March 31, 2025

TRILLIUM MUTUAL FUNDS
TABLE OF CONTENTS
March 31, 2025

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	98.3%
Automotive	2.6%
BYD Co. Ltd. - Class H		110,642	$5,602,527
Cie Generale des Etablissements Michelin S.C.A.		271,184	9,531,188
Denso Corp.		377,656	4,685,418
			19,819,133
Banking	6.8%
Credicorp Ltd.		27,686	5,154,026
DNB Bank ASA		293,133	7,713,116
Grupo Financiero Banorte S.A.B. de C.V., Series O		564,392	3,914,298
HDFC Bank Ltd. - ADR		103,496	6,876,274
KBC Group N.V.		116,523	10,620,322
PNC Financial Services Group (The), Inc.		54,545	9,587,375
Sumitomo Mitsui Trust Group, Inc.		342,193	8,613,437
			52,478,848
Biotechnology & Pharmaceuticals	6.0%
AstraZeneca PLC		72,349	10,624,078
Gilead Sciences, Inc.		66,918	7,498,162
Merck & Co., Inc.		86,746	7,786,321
Novo Nordisk A/S - Class B		132,535	9,062,523
Roche Holding A.G. (Genusschein)		18,643	6,135,926
Vertex Pharmaceuticals, Inc.(a)		11,506	5,578,339
			46,685,349
Chemicals	2.6%
Air Liquide S.A.		55,238	10,492,194
Ecolab, Inc.		36,828	9,336,635
			19,828,829
Commercial Support Services	2.5%
Brambles Ltd.		594,042	7,504,667
Compass Group PLC		225,392	7,455,134
Recruit Holdings Co. Ltd.		90,218	4,674,310
			19,634,111
Construction Materials	0.9%
Sika A.G. - REG		27,653	6,735,836
Containers & Packaging	0.3%
Klabin S.A.		790,193	2,583,918
Diversified Industrials	1.3%
Siemens A.G. - REG		43,850	10,126,996
E-Commerce Discretionary	1.2%
MercadoLibre, Inc.(a)		4,643	9,057,889
Electric Utilities	0.8%
Terna - Rete Elettrica Nazionale		704,261	6,364,602
Electrical Equipment	2.6%
Assa Abloy AB - Class B		207,258	6,222,147
See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Schneider Electric S.E.		25,741	$5,942,192
Trane Technologies PLC		23,377	7,876,179
			20,040,518
Engineering & Construction	0.8%
Quanta Services, Inc.		22,830	5,802,929
Entertainment Content	1.4%
Netflix, Inc.(a)		11,440	10,668,143
Food	3.8%
Kerry Group PLC - Class A		90,022	9,426,635
McCormick & Co., Inc. (Non Voting)		103,339	8,505,833
Nestle S.A. - REG		112,464	11,365,232
			29,297,700
Gas & Water Utilities	1.4%
American Water Works Co., Inc.		70,992	10,472,740
Health Care Facilities & Services	1.1%
Elevance Health, Inc.		19,862	8,639,176
Home Construction	1.1%
Daiwa House Industry Co. Ltd.		264,425	8,745,738
Household Products	3.0%
L'Oreal S.A.		26,786	9,956,168
Unilever PLC		227,446	13,551,672
			23,507,840
Industrial Intermediate Products	1.1%
Prysmian S.p.A.		157,136	8,649,866
Institutional Financial Services	3.3%
Bank of New York Mellon (The) Corp.		144,940	12,156,118
Intercontinental Exchange, Inc.		76,366	13,173,135
			25,329,253
Insurance	3.7%
AIA Group Ltd.		718,621	5,439,870
Allianz S.E. - REG		27,754	10,621,730
Aviva PLC		768,257	5,536,904
Travelers (The) Cos., Inc.		26,951	7,127,462
			28,725,966
Internet Media & Services	5.8%
Alphabet, Inc. - Class A		203,883	31,528,467
Rightmove PLC		451,961	4,023,874
Spotify Technology S.A.(a)		16,372	9,005,091
			44,557,432
IT Services	1.2%
Accenture PLC - Class A		29,302	9,143,396
Leisure Facilities & Services	2.6%
Chipotle Mexican Grill, Inc.(a)		157,086	7,887,288
See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Marriott International, Inc. - Class A		28,520	$6,793,464
Starbucks Corp.		57,768	5,666,463
			20,347,215
Machinery	2.3%
Atlas Copco AB - Class A		370,615	5,919,994
Deere & Co.		15,158	7,114,407
Kurita Water Industries Ltd.		146,813	4,540,824
			17,575,225
Medical Equipment & Devices	3.1%
Cochlear Ltd.		34,451	5,677,836
Hoya Corp.		47,174	5,323,987
Stryker Corp.		16,145	6,009,976
Thermo Fisher Scientific, Inc.		14,718	7,323,677
			24,335,476
Real Estate Investment Trusts	1.5%
American Tower Corp.		28,008	6,094,541
Prologis, Inc.		49,582	5,542,772
			11,637,313
Real Estate Services	0.8%
Jones Lang LaSalle, Inc.(a)		25,028	6,204,691
Renewable Energy	0.8%
First Solar, Inc.(a)		48,133	6,085,455
Retail - Consumer Staples	2.4%
Costco Wholesale Corp.		4,325	4,090,499
Jeronimo Martins SGPS S.A.		277,904	5,894,065
Target Corp.		81,714	8,527,673
			18,512,237
Retail - Discretionary	4.3%
Ferguson Enterprises, Inc.		36,925	5,860,024
Industria de Diseno Textil S.A.		130,084	6,477,127
Lululemon Athletica, Inc.(a)		24,483	6,930,158
TJX Cos. (The), Inc.		115,156	14,026,001
			33,293,310
Semiconductors	7.5%
Applied Materials, Inc.		36,049	5,231,431
Infineon Technologies A.G.		301,075	10,036,306
NVIDIA Corp.		273,156	29,604,647
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		77,455	12,857,530
			57,729,914
Software	9.7%
Cadence Design Systems, Inc.(a)		33,833	8,604,747
Intuit, Inc.		10,464	6,424,791
Microsoft Corp.		101,905	38,254,118
Palo Alto Networks, Inc.(a)		32,297	5,511,160
See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG GLOBAL EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
SAP S.E.		22,628	$6,063,166
ServiceNow, Inc.(a)		13,094	10,424,657
			75,282,639
Specialty Finance	2.7%
Visa, Inc. - Class A		58,976	20,668,729
Technology Hardware	4.5%
Apple, Inc.		113,576	25,228,637
Cisco Systems, Inc.		156,269	9,643,360
			34,871,997
Telecommunications	0.0%(b)
Verizon Communications, Inc.		626	28,395
Transportation & Logistics	0.8%
Union Pacific Corp.		25,629	6,054,595
TOTAL COMMON STOCKS (Cost $572,718,656)			759,523,399
SHORT-TERM INVESTMENTS	1.1%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(c)		7,975,740	7,975,740
TOTAL SHORT-TERM INVESTMENTS (Cost $7,975,740)			7,975,740
TOTAL INVESTMENTS (Cost $580,694,396)	99.4%		767,499,139
NET OTHER ASSETS (LIABILITIES)	0.6%		4,941,023
NET ASSETS	100.0%		$772,440,162

(a)Non-income producing security.
(b)Amount rounds to less than 0.05%.
(c)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
REG – Registered
At March 31, 2025 the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	57.4%
United Kingdom	5.2
France	4.8
Germany	4.8
Japan	4.7
Ireland	3.4
Switzerland	3.2
All other countries less than 2%	15.9
Total	99.4%
See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	96.9%
Aerospace & Defense	1.2%
Hexcel Corp.		7,281	$398,708
Apparel & Textile Products	1.5%
Deckers Outdoor Corp.(a)		4,416	493,753
Asset Management	3.5%
LPL Financial Holdings, Inc.		1,558	509,684
Stifel Financial Corp.		6,478	610,616
			1,120,300
Banking	4.4%
East West Bancorp, Inc.		8,500	762,960
Webster Financial Corp.		12,131	625,353
			1,388,313
Chemicals	4.2%
Avery Dennison Corp.		1,899	337,965
Ingevity Corp.(a)		9,185	363,634
Rogers Corp.(a)		2,788	188,274
Sensient Technologies Corp.		5,951	442,933
			1,332,806
Construction Materials	1.4%
Trex Co., Inc.(a)		7,725	448,822
Consumer Services	2.1%
Bright Horizons Family Solutions, Inc.(a)		5,166	656,289
Containers & Packaging	1.5%
AptarGroup, Inc.		3,257	483,274
E-Commerce Discretionary	0.9%
Etsy, Inc.(a)		6,086	287,137
Electric Utilities	1.2%
Ormat Technologies, Inc.		5,570	394,189
Electrical Equipment	4.8%
Allegion PLC		2,461	321,062
Badger Meter, Inc.		1,564	297,551
nVent Electric PLC		6,274	328,883
Trimble, Inc.(a)		8,774	576,013
			1,523,509
Engineering & Construction	3.2%
MYR Group, Inc.(a)		5,986	676,957
Tetra Tech, Inc.		11,276	329,823
			1,006,780
Food	3.9%
Darling Ingredients, Inc.(a)		5,781	180,598
Lamb Weston Holdings, Inc.		7,339	391,169
McCormick & Co., Inc. (Non Voting)		8,006	658,974
			1,230,741
See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Gas & Water Utilities	0.6%
Essential Utilities, Inc.		5,166	$204,212
Health Care Facilities & Services	4.7%
Encompass Health Corp.		5,711	578,410
ICON PLC(a)		3,035	531,095
Quest Diagnostics, Inc.		2,232	377,654
			1,487,159
Household Products	0.7%
elf Beauty, Inc.(a)		3,532	221,774
Industrial Intermediate Products	1.8%
Valmont Industries, Inc.		2,033	580,157
Insurance	5.3%
Hanover Insurance Group (The), Inc.		3,930	683,624
Palomar Holdings, Inc.(a)		3,490	478,409
Reinsurance Group of America, Inc.		2,736	538,718
			1,700,751
Leisure Facilities & Services	4.1%
Cava Group, Inc.(a)		2,061	178,091
Domino's Pizza, Inc.		1,471	675,851
InterContinental Hotels Group PLC - ADR		3,994	437,702
			1,291,644
Leisure Products	0.8%
YETI Holdings, Inc.(a)		7,715	255,367
Machinery	4.6%
Lincoln Electric Holdings, Inc.		3,573	675,869
Middleby (The) Corp.(a)		2,003	304,416
MSA Safety, Inc.		3,298	483,783
			1,464,068
Medical Equipment & Devices	6.8%
Exact Sciences Corp.(a)		4,329	187,403
Merit Medical Systems, Inc.(a)		8,728	922,637
Omnicell, Inc.(a)		11,528	403,019
Penumbra, Inc.(a)		1,732	463,154
TransMedics Group, Inc.(a)		2,858	192,286
			2,168,499
Publishing & Broadcasting	1.9%
New York Times (The) Co. - Class A		12,406	615,338
Real Estate Investment Trusts	4.4%
Camden Property Trust		2,337	285,815
CubeSmart		7,351	313,961
EastGroup Properties, Inc.		2,759	485,998
Federal Realty Investment Trust		3,151	308,231
			1,394,005
Real Estate Services	1.9%
Jones Lang LaSalle, Inc.(a)		2,442	605,396
See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

	Percentage of Net Assets	Shares	Value
Renewable Energy	0.8%
First Solar, Inc.(a)		1,899	$240,091
Retail - Consumer Staples	2.2%
BJ's Wholesale Club Holdings, Inc.(a)		6,268	715,179
Retail - Discretionary	4.3%
Burlington Stores, Inc.(a)		3,187	759,558
Freshpet, Inc.(a)		3,807	316,628
Ulta Beauty, Inc.(a)		820	300,563
			1,376,749
Semiconductors	3.8%
Allegro MicroSystems, Inc.(a)		25,879	650,339
SiTime Corp.(a)		3,755	574,027
			1,224,366
Software	7.8%
Confluent, Inc. - Class A(a)		12,318	288,734
CyberArk Software Ltd.(a)		2,519	851,422
Dynatrace, Inc.(a)		13,929	656,752
Paylocity Holding Corp.(a)		3,638	681,543
			2,478,451
Specialty Finance	3.4%
Ally Financial, Inc.		10,345	377,282
Jack Henry & Associates, Inc.		3,795	692,967
			1,070,249
Transportation & Logistics	1.7%
JB Hunt Transport Services, Inc.		3,614	534,691
Transportation Equipment	1.5%
Westinghouse Air Brake Technologies Corp.		2,595	470,603
TOTAL COMMON STOCKS (Cost $29,546,528)			30,863,370
SHORT-TERM INVESTMENTS	3.2%
Northern Institutional Treasury Portfolio (Premier Class), 4.18%(b)		1,026,973	1,026,973
TOTAL SHORT-TERM INVESTMENTS (Cost $1,026,973)			1,026,973
TOTAL INVESTMENTS (Cost $30,573,501)	100.1%		31,890,343
NET OTHER ASSETS (LIABILITIES)	(0.1%)		(34,257)
NET ASSETS	100.0%		$31,856,086

(a)Non-income producing security.
(b)7-day current yield as of March 31, 2025 is disclosed.

Abbreviations:
ADR – American Depositary Receipt
See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
TRILLIUM ESG SMALL/MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2025 (Unaudited)

At March 31, 2025 the industry sectors (excluding short-term investments) for the Trillium ESG Small/Mid Cap Fund were:
Sector Allocation	% of Net Assets
Industrials	19.6%
Financials	16.6
Information Technology	13.5
Consumer Discretionary	12.7
Health Care	11.5
Consumer Staples	7.8
Real Estate	6.3
Materials	5.1
Communication Services	1.9
Utilities	1.9
Total	96.9%
See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
STATEMENTS OF ASSETS & LIABILITIES
March 31, 2025 (Unaudited)

	Trillium ESG Global Equity Fund	Trillium ESG Small/Mid Cap Fund
Assets:
Investments, at cost	$580,694,396	$30,573,501
Investments, at value	767,499,139	31,890,343
Foreign currencies (Cost: $663,011 and 0, respectively)	657,103	—
Receivable for dividends	930,023	11,754
Reclaims receivable	2,360,254	—
Receivable for investments sold	4,101,633	—
Receivables for capital shares sold	377,152	515
Receivable from investment adviser	—	2,871
Prepaid expenses	80,736	8,446
Total Assets	776,006,040	31,913,929
Liabilities:
Cash overdraft	78	—
Capital shares redeemed payable	2,483,139	9,286
Investment advisory fees payable	585,476	20,869
Accounting and Administration fees payable	256,322	17,394
Shareholder Services fees payable - Institutional Shares	103,778	—
Distribution (Rule 12b-1) fees payable - Investor Shares	47,366	—
Audit fees payable	20,044	7,319
Treasurer Service fees payable	5,343	222
Compliance fees payable	8,787	368
Accrued expenses and other payables	55,545	2,385
Total Liabilities	3,565,878	57,843
Net Assets	$772,440,162	$31,856,086
Net Assets:
Paid in capital	$513,661,950	$32,259,971
Distributable earnings (loss)	258,778,212	(403,885)
Net Assets	$772,440,162	$31,856,086
Net Assets:
Investor Shares	$215,260,603	$—
Institutional Shares	557,179,559	31,856,086
Share of Common Stock Outstanding:
Investor Shares	4,009,227	—
Institutional Shares	10,439,460	2,259,270
Net Asset Value per Share:
Investor Shares	$53.69	$—
Institutional Shares	53.37	14.10
See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2025 (Unaudited)

	Trillium ESG Global Equity Fund	Trillium ESG Small/Mid Cap Fund
Income:
Dividend income (Net of foreign withholding tax of $291,779 and $0, respectively)	$5,723,168	$162,955
Expenses:
Investment advisory fees	3,706,918	136,289
Distribution (Rule 12b-1) fees - Investor Shares	296,908	—
Accounting and Administration fees	192,459	15,839
Treasurer Service fees	17,327	722
Audit fees	30,363	10,164
Shareholder Services - Institutional Shares	94,917	—
Compliance fees	21,985	914
Trustee fees	46,703	1,932
Legal fees	94,184	3,925
Registration fees	26,088	11,160
Interest expense	23,861	619
Other	51,218	5,853
Expenses before reductions	4,602,931	187,417
Less: Expense reductions by investment advisor	—	(10,530)
Net expenses	4,602,931	176,887
Net investment income (loss)	1,120,237	(13,932)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gains from investment transactions	88,456,900	127,906
Net realized losses from foreign currency transactions	(98,634)	—
Change in unrealized appreciation (depreciation) on investments	(144,211,546)	(2,375,601)
Change in unrealized appreciation (depreciation) on foreign currency	(80,599)	—
Net realized and unrealized losses from investment activities	(55,933,879)	(2,247,695)
Net increase (decrease) in net assets resulting from operations	$(54,813,642)	$(2,261,627)
See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2025 (Unaudited), three months ended September 30, 2024 and year ended June 30, 2024

	Trillium ESG Global Equity Fund			Trillium ESG Small/Mid Cap Fund
	Six months ended March 31, 2025	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024	Six months ended March 31, 2025	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$1,120,237	$1,025,934	$7,763,643	$(13,932)	$(1,677)	$65,910
Net realized gains (losses) from investments and foreign currency transactions	88,358,266	26,894,555	71,987,626	127,906	(1,495,779)	3,489,313
Change in unrealized appreciation (depreciation) on investments and foreign currency	(144,292,145)	15,670,954	23,076,998	(2,375,601)	3,492,339	(2,278,338)
Change in net assets resulting from operations	(54,813,642)	43,591,443	102,828,267	(2,261,627)	1,994,883	1,276,885
Dividends paid to shareholders:
From distributable earnings:
Investor Shares	(26,786,422)	—	(13,891,654)	—	—	—
Institutional Shares	(75,013,895)	—	(38,928,844)	(2,170,658)	—	(1,088,247)
Total dividends paid to shareholders	(101,800,317)	—	(52,820,498)	(2,170,658)	—	(1,088,247)
Net Capital Transactions:
Investor Shares	(659,300)	(4,415,810)	(10,244,322)	—	—	—
Institutional Shares	(28,594,820)	(39,932,583)	25,837,500	(2,672,931)	(3,253,887)	(3,748,747)
Change in net assets from capital transactions	(29,254,120)	(44,348,393)	15,593,178	(2,672,931)	(3,253,887)	(3,748,747)
Total Increase (Decrease) in Net Assets	(185,868,079)	(756,950)	65,600,947	(7,105,216)	(1,259,004)	(3,560,109)
Net assets:
Beginning of period	958,308,241	959,065,191	893,464,244	38,961,302	40,220,306	43,780,415
End of period	$772,440,162	$958,308,241	$959,065,191	$31,856,086	$38,961,302	$40,220,306

(a)	During the period, the fiscal year end changed to September 30 from June 30.

TRILLIUM MUTUAL FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
For the periods indicated

	Investor Shares
Trillium ESG Global Equity Fund	Six Months Ended March 31, 2025 (Unaudited)	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net asset value, beginning of period	$64.31	$61.44	$58.42	$52.71	$65.97	$45.99	$44.81
Income (loss) from investment operations:
Net investment income(b)	0.03	0.04	0.39	0.33	0.20	0.06	0.10
Net realized and unrealized gains (losses) from investments and foreign currency	(3.72)	2.83	5.97	7.93	(11.64)	21.00	2.19
Total from investment operations	(3.69)	2.87	6.36	8.26	(11.44)	21.06	2.29
Less distributions paid:
From net investment income	(0.40)	—	(0.37)	(0.22)	(0.03)	(0.07)	(0.24)
From net realized gains	(6.53)	—	(2.97)	(2.33)	(1.79)	(1.01)	(0.87)
Total distributions paid	(6.93)	—	(3.34)	(2.55)	(1.82)	(1.08)	(1.11)
Change in net asset value	(10.62)	2.87	3.02	5.71	(13.26)	19.98	1.18
Net asset value, end of period	$53.69	$64.31	$61.44	$58.42	$52.71	$65.97	$45.99
Total return	(6.45%)(c)	4.69%(c)	11.45%	16.36%	(17.94%)	46.14%	5.02%
Ratios/Supplemental data:
Net assets, end of period (000's)	$215.3	$258.0	$250.8	$248.3	$232.5	$297.8	$217.8
Ratio of net expenses to average net assets	1.22%(d)	1.20%(d)	1.24%	1.31%	1.30%	1.30%	1.30%
Ratio of net investment income to average net assets	0.10%(d)	0.28%(d)	0.67%	0.60%	0.30%	0.11%	0.22%
Portfolio turnover rate(e)	16.34%(c)	5.55%(c)	27.31%	10.00%	7.00%	10.00%	11.00%

(a)	During the period, the fiscal year end changed to September 30 from June 30.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
For the periods indicated

	Institutional Shares
Trillium ESG Global Equity Fund	Six Months Ended March 31, 2025 (Unaudited)	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net asset value, beginning of period	$64.01	$61.12	$58.15	$52.50	$65.70	$45.80	$44.61
Income (loss) from investment operations:
Net investment income(b)	0.09	0.08	0.53	0.48	0.41	0.23	0.22
Net realized and unrealized gains (losses) from investments and foreign currency	(3.69)	2.81	5.94	7.89	(11.61)	20.89	2.20
Total from investment operations	(3.60)	2.89	6.47	8.37	(11.20)	21.12	2.42
Less distributions paid:
From net investment income	(0.51)	—	(0.53)	(0.39)	(0.21)	(0.21)	(0.36)
From net realized gains	(6.53)	—	(2.97)	(2.33)	(1.79)	(1.01)	(0.87)
Total distributions paid	(7.04)	—	(3.50)	(2.72)	(2.00)	(1.22)	(1.23)
Change in net asset value	(10.64)	2.89	2.97	5.65	(13.20)	19.90	1.19
Net asset value, end of period	$53.37	$64.01	$61.12	$58.15	$52.50	$65.70	$45.80
Total return	(6.35%)(c)	4.75%(c)	11.72%	16.69%	(17.70%)	46.52%	5.34%
Ratios/Supplemental data:
Net assets, end of period (000's)	$557.2	$700.3	$708.3	$645.1	$608.1	$622.1	$360.6
Ratio of expenses to average net assets	1.00%(d)	0.99%(d)	1.00%	1.03%	1.01%	1.02%	1.03%
Ratio of net investment income to average net assets	0.32%(d)	0.48%(d)	0.93%	0.89%	0.65%	0.40%	0.49%
Portfolio turnover rate(e)	16.34%(c)	5.55%(c)	27.31%	10.00%	7.00%	10.00%	11.00%

(a)	During the period, the fiscal year end changed to September 30 from June 30.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period
For the periods indicated

	Institutional Shares
Trillium ESG Small/Mid Cap Fund	Six Months Ended March 31, 2025 (Unaudited)	Three Months Ended September 30, 2024(a)	Year Ended June 30, 2024	Year Ended June 30, 2023	Year Ended June 30, 2022	Year Ended June 30, 2021	Year Ended June 30, 2020
Net asset value, beginning of period	$16.04	$15.20	$15.11	$13.73	$16.96	$11.01	$12.36
Income (loss) from investment operations:
Net investment income (loss)	(0.01)	— (b)	0.02	0.02	(0.02)	(0.02)	0.04
Net realized and unrealized gains (losses) from investments and foreign currency	(0.98)	0.84	0.44	1.78	(2.82)	5.99	(0.90)
Total from investment operations	(0.99)	0.84	0.46	1.80	(2.84)	5.97	(0.86)
Less distributions paid:
From net investment income	(0.02)	—	(0.01)	(0.01)	—	(0.02)	(0.05)
From net realized gains	(0.93)	—	(0.36)	(0.41)	(0.39)	—	(0.45)
Total distributions paid	(0.95)	—	(0.37)	(0.42)	(0.39)	(0.02)	(0.50)
Proceeds from redemption fees	—	—	—	— (b)	— (b)	— (b)	0.01
Change in net asset value	(1.94)	0.84	0.09	1.38	(3.23)	5.95	(1.35)
Net asset value, end of period	$14.10	$16.04	$15.20	$15.11	$13.73	$16.96	$11.01
Total return	(6.91%)(c)	5.53%(c)	3.14%	13.37%	(17.16%)	54.23%	(7.34%)
Ratios/Supplemental data:
Net assets, end of period (000's)	$31.9	$39.0	$40.2	$43.8	$33.2	$31.7	$14.0
Ratio of net expenses to average net assets	0.97%(d)	0.97%(d)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of net investment income (loss) to average net assets	(0.08%)(d)	(0.02%)(d)	0.16%	0.12%	(0.12%)	(0.15%)	0.34%
Ratio of gross expenses to average net assets	1.03%(d)	1.20%(d)	1.18%	1.39%	1.36%	1.77%	1.93%
Portfolio turnover rate	11.71%(c)	6.29%(c)	31.34%	26.00%	21.00%	20.00%	35.00%

(a)	During the period, the fiscal year end changed to September 30 from June 30.
(b)	Amount is less than $0.005 per share.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
See Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Perpetual Americas Funds Trust (the “Trust”) (formerly JOHCM Funds Trust) is a Massachusetts business trust operating under a Second Amended and Restated Agreement and Declaration of Trust (the “Trust Agreement”). As an open-end registered investment company (as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08), the Trust follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies.” The Trillium ESG Global Equity Fund (“Global Equity Fund”) and the Trillium ESG Small/Mid Cap Fund (“SMID Fund”) (each, a “Fund” and collectively, the “Funds”) are each a diversified fund, a series of the Trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest in separate series of the Trust.
Each Fund is authorized to issue up to four classes of shares as follows: Advisor, Investor, Institutional and Class Z shares. Each class of shares is distinguished by the class-specific shareholder servicing and distribution (Rule 12b-1) fees and/or sub-transfer agency fees incurred, as applicable.  The Global Equity Fund currently offers Investor and Institutional shares.  The SMID Fund currently offers Institutional shares.
The Global Equity and SMID Funds seek long-term capital appreciation by investing in companies that meet Trillium's Environmental, Social, and Governance (“ESG”) criteria.
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust and Funds. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
Prior to October 30, 2023, each of the Trillium ESG Global Equity Fund and Trillium ESG Small/Mid Cap Fund (the “SMID Predecessor Fund”) operated as a series of Professionally Managed Portfolios (each, a “Predecessor Fund,” and together, the “Predecessor Funds”). On October 30, 2023, the Predecessor Funds were reorganized into the Trust. Subsequent to June 30, 2024, the Board approved a change in the fiscal year end for each Fund to September 30 to align the fiscal year end with the other series in the Trust.
A. Significant accounting policies related to investments are as follows:
INVESTMENT VALUATION
Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:
• Level 1 — quoted prices in active markets for identical assets
• Level 2 — other significant observable inputs (including adjustments made to quoted prices of a security, quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.
Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 p.m. Eastern Time, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange.

TRILLIUM MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in closed-end investment companies are valued at the last quoted sales prices or official closing prices taken from the primary market or composite in which each security trades. Investments in other open-end registered investment companies, including money market funds, are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques, which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
The Trustees have designated JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services, investment adviser to the Funds, as the Funds’ Valuation Designee with responsibility for establishing fair value, in accordance with the Trust's valuation policy, when the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service did not provide a price, a furnished price was in error, certain stale prices, or an event occurred that materially affected the furnished price). In addition, fair value pricing may be used if events materially affecting the value of non-U.S. securities occur between the time when the exchange on which they are traded closes and the time when a Fund’s net asset value is calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds generally use a systematic valuation model provided by an approved independent third party pricing service to fair value their international equity securities.
In the fair value situations noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.
The following is a summary of the valuation inputs used as of March 31, 2025 in valuing the Funds' investments based upon the three fair value levels defined above:
Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Trillium ESG Global Equity Fund
Common Stocks
Automotive	$—	$19,819,133	$—	$19,819,133
Banking	25,531,973	26,946,875	—	52,478,848
Biotechnology & Pharmaceuticals	20,862,822	25,822,527	—	46,685,349
Chemicals	9,336,635	10,492,194	—	19,828,829
Commercial Support Services	—	19,634,111	—	19,634,111
Construction Materials	—	6,735,836	—	6,735,836
Diversified Industrials	—	10,126,996	—	10,126,996
Electric Utilities	—	6,364,602	—	6,364,602
Electrical Equipment	7,876,179	12,164,339	—	20,040,518
Food	8,505,833	20,791,867	—	29,297,700
Home Construction	—	8,745,738	—	8,745,738
Household Products	—	23,507,840	—	23,507,840
Industrial Intermediate Products	—	8,649,866	—	8,649,866

TRILLIUM MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Fund	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Insurance	$7,127,462	$21,598,504	$—	$28,725,966
Internet Media & Services	40,533,558	4,023,874	—	44,557,432
Machinery	7,114,407	10,460,818	—	17,575,225
Medical Equipment & Devices	13,333,653	11,001,823	—	24,335,476
Retail - Consumer Staples	12,618,172	5,894,065	—	18,512,237
Retail - Discretionary	20,956,159	12,337,151	—	33,293,310
Semiconductors	47,693,608	10,036,306	—	57,729,914
Software	69,219,473	6,063,166	—	75,282,639
Other*	187,595,834	—	—	187,595,834
Total Common Stocks	$478,305,768	$281,217,631	$ —	$759,523,399
Short-Term Investments	$7,975,740	$—	$—	$7,975,740
Total Investments	$486,281,508	$281,217,631	$ —	$767,499,139
Trillium ESG Small/Mid Cap Fund
Common Stocks*	$30,863,370	$—	$—	$30,863,370
Short-Term Investments	1,026,973	—	—	1,026,973
Total Investments	$31,890,343	$ —	$ —	$31,890,343

*	See additional categories in the Schedule of Investments.
There were no Level 3 securities held by the Funds during the period.
CURRENCY TRANSACTIONS
The functional and reporting currency for the Funds is the U.S. dollar. The market values of foreign securities, currency holdings and other assets and liabilities are translated into U.S. dollars based on the current exchange rates each business day. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The Funds do not separately report the effects of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gains (losses) from investment activities on the Statements of Operations. The Funds may invest in foreign currency-denominated securities and may engage in foreign currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market at the time or through a forward foreign currency contract. Realized foreign exchange gains or losses arising from sales of spot foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid are included in net realized gains (losses) from foreign currency transactions on the Statements of Operations. Net unrealized foreign exchange gains (losses) arising from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period are included in Change in unrealized appreciation (depreciation) on foreign currency on the Statements of Operations.
The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. The Funds are authorized to enter into forward foreign currency exchange contracts, for the purchase or sale of a specific foreign currency at a specified exchange rate on a future date as a hedge against either specific transactions or portfolio positions, or as a cross-hedge transaction or for speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to change in foreign currency exchange rates. Changes in foreign currency exchange rates will affect the value of a Funds’ securities and the price of a Funds’ shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

TRILLIUM MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign exchange contracts in the Statements of Operations.
Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in forward foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity.
There were no forward foreign currency exchange contracts as of or for the six months ended March 31, 2025.
INVESTMENT TRANSACTIONS AND INCOME
Investment transactions are accounted for no later than one business day after trade date. For financial reporting purposes, investments are reported as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available, and reflect applicable foreign withholdings taxes and any related reclaim amounts. Non-cash dividends are recognized as investment income at the fair value of the asset received.
EXPENSE ALLOCATIONS
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one Fund are allocated among the applicable Funds in the Trust on a pro-rata basis based on relative net assets or another reasonable basis. Certain expenses that arise in connection with a class of shares are charged to that class of shares.
The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.
DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders from net investment income and net realized gains on securities, if any, are declared and paid on an annual basis.
Distributions from net investment income and from net realized capital gain are determined in accordance with U.S. federal income tax regulations,which may differ from accounting principles generally accepted in the United States of America (“GAAP”).These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their U.S. federal tax-basis treatment. Temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as return of capital.
U.S. FEDERAL INCOME TAX INFORMATION
No provision is made for U.S. federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

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The Funds analyzed all open tax years, as defined by the applicable statute of limitations, for all major jurisdictions that remain subject to examination. The Funds’ U.S. federal income tax returns for the tax years ended June 30, 2021 through June 30, 2024 and for the tax period from July 1, 2024 to September 30, 2024, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown or uncertain tax positions taken by the Funds will be recorded as interest expense on the Statements of Operations.
Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.
OTHER RISKS
This section describes the principal risks and some related risks of investing in the Funds, listed in alphabetical order, but it does not describe every possible risk of investing in a Fund. Any investment in the Funds is subject to investment risks, including the possible loss of the principal amount invested. The significance of any specific risk to an investment in a Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. Your investment in a Fund may be subject (in varying degrees) to the following risks discussed below. Each Fund may be more susceptible to some of the risks than others and not all risks will be applicable to all Funds. You should read all of the risk information for your Fund presented below carefully, because any one or more of these risks may result in losses to the Fund. Each risk described below applies to each of the Funds unless otherwise indicated.
Active Management Risk. Trillium’s dependence on a quantitative strategy or judgments about the attractiveness, value, and potential appreciation of, or social and environmental factors related to, a particular asset class or individual security in which a Fund invests may prove to be incorrect, and there is no guarantee that individual securities will perform as anticipated. Any given investment strategy may fail to produce the intended results, and a Fund’s portfolio may underperform other comparable funds because of portfolio management decisions related to, among other things, the selection of investments, portfolio construction, risk assessments, and/or the outlook on market trends and opportunities.
Asset Allocation Risk. The risk that if a Fund’s strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.
Credit Risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by a Fund may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. It includes the risk that the security will be downgraded by a credit rating agency; generally, lower credit quality issuers present higher credit risks. An actual or perceived decline in creditworthiness of an issuer of a fixed-income security held by a Fund may result in a decrease in the value of the security. It is possible that the ability of an issuer to meet its obligations will decline substantially during the period when a Fund owns securities of the issuer or that the issuer will default on its obligations or that the obligations of the issuer will be limited or restructured.
The credit rating assigned to any particular investment does not necessarily reflect the issuer’s current financial condition and does not reflect an assessment of an investment’s volatility or liquidity. Securities rated in the lowest category of investment grade are considered to have speculative characteristics. If a security held by a Fund loses its rating or its rating is downgraded, a Fund may nonetheless continue to hold the security in the discretion of Trillium. In the case of asset-backed or mortgage-related securities, changes in the actual or perceived ability of the obligors on the underlying assets or mortgages to make payments of interest and/or principal may affect the values of those securities.

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Currency Risk. A significant portion of a Fund’s assets may be denominated in non-U.S. currencies. There is the risk that the value of such assets and/or the value of any distributions from such assets may decrease if the currency in which such assets are priced or in which they make distributions falls in relation to the value of the U.S. dollar. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. A Fund is not required to hedge its non-U.S. currency risk, although it may do so through non-U.S. currency exchange contracts and other methods. Therefore, to the extent a Fund does not hedge its non-U.S. currency risk, or the hedges are ineffective, the value of a Fund’s assets and income could be adversely affected by currency exchange rate movements.
Cybersecurity Risk. The computer systems, networks, and devices used by a Fund and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, and security breaches. Despite the various protections utilized by a Fund and its service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.
Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with a Fund’s ability to calculate its NAV; impediments to trading; the inability of the Funds, Trillium or the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information. Any problems relating to the performance and effectiveness of security procedures used by the Fund or its service providers to protect the Fund’s assets, such as algorithms, codes, passwords, multiple signature systems, encryption and telephone call-backs, may have an adverse impact on the Fund or its investors. Furthermore, as the Fund’s assets grow, it may become a more appealing target for cybersecurity threats such as hackers and malware.
Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engage in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.
Depositary Receipts Risk. Depositary receipts may be sponsored or unsponsored. Although the two types of depositary receipt facilities are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depositary usually charges fees upon the deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights with respect to the underlying securities to depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depositary), although most sponsored depositary receipt holders may bear costs such as deposit and withdrawal fees. Depositaries of most sponsored depositary receipts agree to distribute notices of shareholder meetings, voting instructions, and other shareholder communications and financial information to the depositary receipt holders at the underlying issuer’s request. Some Funds may also invest in certain depositary receipts without voting rights, for example, Thai non-voting depositary receipts (“NVDRs”). NVDRs are similar to other depositary receipts except that they do not allow the holder to participate in company decision making through voting. See Investment Strategies and Risks – Depositary Receipts in the Funds’ Statement of Additional Information (“SAI”) for additional information.
Emerging Markets Risk. Investing in emerging market securities magnifies the risks inherent in non-U.S. investments. In addition to the risks of investing in non-U.S. investments generally, emerging markets investments are subject to greater risks arising from political or economic instability, nationalization or confiscatory taxation, currency exchange restrictions, tariffs and other sanctions by other countries (such as the United States) and an issuer’s unwillingness or inability to make principal or interest payments on its obligations. Geopolitical events such as nationalization or expropriation could even cause the loss of the Fund’s entire investment in one or more countries. In addition, pandemics and outbreaks of contagious diseases may exacerbate preexisting problems in emerging market

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countries with less established healthcare systems. Emerging markets companies may be smaller and have shorter operating histories than companies in developed markets. To the extent a Fund invests in frontier countries, these risks will be magnified. Frontier countries generally have smaller economies or less developed capital markets than traditional emerging market countries.
Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls, and investment restrictions that are subject to political change and balance of payments position. Issuers of non-U.S. securities (particularly those tied economically to emerging countries) often are not subject to as much regulation as U.S. issuers, and the reporting, accounting, custody, and auditing standards to which those issuers are subject often are not as rigorous as U.S. standards. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the United States. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the transportation and custody of such securities. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on a Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. A Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation. A sub-set of emerging markets, frontier markets, are less developed than other emerging markets and are the most speculative. They have the least number of investors and may not have a stock market on which to trade. Most frontier markets consist chiefly of stocks of financial, telecommunications, and consumer companies that count on monthly payments from customers. Investments in this sector are typically illiquid, nontransparent, and subject to very low levels of regulation and high transaction fees. Emerging market investments are also subject to enhanced custody risk, a risk that is inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Frontier market investments may be subject to substantial political and currency risk. The risk of investing in frontier markets can be increased due to government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by frontier market countries or their trading partners; and the relatively new and unsettled securities laws in many frontier market countries. These risks can result in the potential for extreme price volatility.
Equity Securities Risk. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include both direct and indirect investments in such ownership interests, such as public and privately issued equity securities and common and preferred stocks, warrants and rights to subscribe to common stock or other equity securities, convertible securities, and derivative instruments that are expected or intended to track the price movement of equity indices. Different types of equity securities (including different types of instruments that provide direct or indirect exposure to ownership interests in issuers) provide different voting and dividend rights and priority in the event of a bankruptcy and/or insolvency of the issuer. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a Fund’s net asset value to fluctuate. Historically, the equity markets have moved in cycles, and the value of a Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.
Euro- and Eurozone-Related Risk (Trillium ESG Global Equity Fund). To the extent the Fund invests in investments located in Europe, it may be subject to risks not typically associated with investments in the United States. A majority of western European countries and a number of eastern European countries are members of the European Union, an intergovernmental union aimed at developing economic and political coordination and cooperation among its member states. European countries that are members of the Economic and Monetary Union of the European Union (“EMU”) are subject to restrictions on inflation rates, interest rates, deficits, and debt levels. The EMU sets

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out different stages and commitments for member states to follow in an effort to achieve greater coordination of economic, fiscal, and monetary policies. As a condition to adopting the euro, EMU member states must also relinquish control of their monetary policies to the European Central Bank and become subject to certain monetary and fiscal controls imposed by the EMU. These controls remove EMU member states’ flexibility in implementing monetary policy measures to address regional economic conditions, which may impair their ability to respond to crises. A number of countries in the European Union have experienced, and may continue to experience, severe economic and financial difficulties. Additional European Union member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, as well as securities of issuers located in the European Union or with significant exposure to European Union issuers or countries, to the extent the Fund invests in such securities. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations and derivative contracts would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law.
These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of the Fund’s shares.
Continuing uncertainty as to the status of the European Economic and Monetary Union (“EMU”) and the potential for certain countries to withdraw from the institution has created significant volatility in currency and financial markets generally. Any partial or complete dissolution of the EU could have significant adverse effects on currency and financial markets, and on the values of the Fund’s portfolio investments. In 2020, the UK left the EU (commonly known as “Brexit”). The full extent of the political, economic and legal consequences of Brexit are not yet fully known, and the long-term impact of Brexit on the UK, the EU and the broader global economy may be significant. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies, and the broader economy, could be significantly impacted, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.
If one or more EMU countries were to stop using the euro as its primary currency, the Fund’s investments in such countries may be redenominated into a different or newly adopted currency. As a result, the value of those investments could decline significantly and unpredictably. In addition, securities or other investments that are redenominated may be subject to liquidity risk and the risk that the Fund may not be able to value investments accurately to a greater extent than similar investments currently denominated in euros. To the extent a currency used for redenomination purposes is not specified in respect of certain EMU related investments, or should the euro cease to be used entirely, the currency in which such investments are denominated may be unclear, making such investments particularly difficult to value or dispose of. The Fund may incur additional expenses to the extent it is required to seek judicial or other clarification of the denomination or value of such securities.
Focused Investment Risk. Focusing investments in a particular market, sector or value chain (which includes the range of activities required to bring a product or services to market and which may include issuers in a number of different industries) increases the risk of loss because the stocks of many or all of the companies in such market, sector or value chain may decline in value due to economic, market, technological, political or regulatory developments adversely affecting the market or value chain.
Geographic Focus Risk. From time to time a Fund’s investment may be focused in a particular geographic region. The value of the investments of a Fund that focuses its investments in a particular geographic location will be highly sensitive to financial, economic, political, and other developments affecting the fiscal stability of that location, and conditions that negatively impact that location will have a greater impact on the Fund as compared with a fund that does not have its holdings similarly focused. Events negatively affecting such location are therefore likely to cause the value of a Fund’s shares to decrease, perhaps significantly.
Growth Investing Risk. The prices of growth stocks may be based largely on expectations of future earnings, and can decline rapidly and significantly in reaction to negative news about various factors, such as earnings, revenues, the economy, political developments, or other news. Growth stocks may underperform stocks in other broad style categories (and the stock market as a whole) over a short or long period of time. Growth stocks may shift in and out of favor with investors generally, sometimes rapidly, depending on changes in market,

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economic, and other factors. As a result, at times when it holds investments in growth stocks, a Fund may underperform other investment funds that favor different investment styles. Because growth companies typically reinvest their earnings, growth stocks typically do not pay dividends at levels associated with other types of stocks, if at all.
Hedging Risk. Some Funds may invest in hedging assets. Hedging is a strategy in which a Fund uses a derivative or other security to offset certain risks associated with other Fund holdings or to render the portfolio more resilient to market fluctuations. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. A Fund is not required to use hedging and may choose not to do so.
Investment Company Risk. If a Fund invests in shares of another investment company, shareholders will indirectly bear fees and expenses charged by the underlying investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. A Fund also will incur brokerage costs when it purchases ETFs and closed-end funds. Furthermore, investments in other funds could affect the timing, amount, and character of distributions to shareholders and therefore may increase the amount of taxes payable by investors in a Fund.
IPO Risk. A Fund may purchase securities in IPOs. These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. At any particular time or from time to time, a Fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the Fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, as the number of funds to which IPO securities are allocated increases, the number of securities issued to any one fund, if any, may decrease. The investment performance of a Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as a Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Japan Risk (Trillium ESG Global Equity Fund). The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities, and may impact a Fund’s performance to the extent it invests in such securities. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters and/or geopolitical developments could significantly affect the Japanese economy. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.
Key Person Risk. Key person risk is the risk that results when a Fund’s investment program is highly dependent on the investment skill and dedication of a small number of “key” persons at Trillium, which can result in decreased investment results if these “key” persons become unable to apply their full attention to the management of a Fund’s investments for health or other reasons.
Liquidity Risk. The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may be amplified in situations where foreign countries close their securities markets for extended periods of time due to scheduled holidays. The Securities and Exchange Commission (the “SEC”) has recently proposed rule amendments that, if adopted as proposed, could result in a larger percentage of the Fund’s investments being classified as illiquid investments.
Market Risk. The market value of a Fund’s investments will move up and down, sometimes rapidly and unpredictably, based upon political, regulatory, market, economic, and social conditions, as well as developments that impact specific economic sectors, industries, or segments of the market, including conditions that directly relate to the issuers of a Fund’s investments, such as management performance, financial condition, and demand for the issuers’ goods and services. The Funds are subject to the risk that geopolitical events

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NOTES TO FINANCIAL STATEMENTS
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will adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on global economies and markets. Likewise, natural and environmental disasters and epidemics or pandemics may be highly disruptive to economies and markets.
Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics, have been and may be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments. An epidemic or pandemic can result in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, which may adversely affect markets, issuers, and/or non-U.S. exchange rates. The effects of any disease outbreak may be greater in countries with less developed disease prevention and control programs and may also exacerbate other pre-existing political, social, economic, market and financial risks. A pandemic and its effects can result in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. Infectious illness outbreaks can adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Any such events could have a significant adverse impact on the value of a Fund’s investments.
Non-U.S. Securities Risk. Non-U.S. securities risk is the risk associated with investments in issuers located in non-U.S. countries. Investing in non-U.S. securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers and may not affect the U.S. economy or U.S. issuers. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these non-U.S. markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in non-U.S. securities include, among other things, imposition of exchange control regulation by the U.S. or non-U.S. governments, U.S. and non-U.S. withholding or other taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in non-U.S. nations. There may be less publicly available information about certain non-U.S. companies than would be the case for comparable companies in the U.S. and certain non-U.S. companies may not be subject to accounting, auditing, and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain non-U.S. countries. Investors in non-U.S. countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against non-U.S. issuers or non-U.S. persons is limited. Many countries, including developed nations and emerging markets, are faced with concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible government debt restructuring and related issues, all of which may cause the value of a Fund’s non-U.S. investments to decline. Nationalization, expropriation or confiscatory taxation, currency blockage, the imposition of sanctions by other countries (such as the United States), political changes or diplomatic developments may also cause the value of a Fund’s non-U.S. investments to decline. When imposed, non-U.S. withholding or other taxes reduce a Fund’s return on non-U.S. securities. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire non-U.S. investment. Investments in emerging markets may be subject to these risks to a greater extent than those in more developed markets and securities of developed market companies that conduct substantial business in emerging markets may also be subject to greater risk. These risks also apply to securities of non-U.S. issuers traded in the United States or through depositary receipt programs such as American Depositary Receipts. In certain cases, depositary receipts may also be issued through programs in local markets, such as Thai NVDRs. See Summary of Principal and Non-Principal Risks – Depositary Receipts in this Prospectus for additional information. To the extent a Fund invests a significant portion of its assets in a specific geographic region, the Fund may have more exposure to regional political, economic, environmental, credit/counterparty and information risks. In addition, non-U.S. securities may be subject to increased credit/counterparty risk because of the potential difficulties of requiring non-U.S. entities to honor their contractual commitments.
Portfolio Turnover Risk. A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if Trillium determines that it would be in the Fund’s best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within Trillium’s control. These transactions will increase a Fund’s “portfolio turnover.” A 100%

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portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to a Fund, may result in higher amounts of taxable distributions to shareholders each year and higher effective tax rates on those distribution amounts, and may reduce the Fund’s returns.
Regulatory Risk. Changes in the laws or regulations of the United States or other countries, including changes to applicable tax laws and regulations, as well as any changes to climate related laws and regulations, could impair the ability of a Fund to achieve its investment objective and could increase the operating expenses of the Fund.
Small-Cap and Mid-Cap Company Risk. Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-capitalization companies may have limited product lines, markets, and financial resources, and may depend upon a relatively small management group. These companies may experience higher growth rates and higher interest rates than larger capitalization companies. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. Small cap securities may be traded over the counter or listed on an exchange and it may be harder to sell the smallest capitalization company stocks, which can reduce their selling prices. Smaller capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans that have a floating interest rate.
Sustainable Investing Risk. Applying sustainability criteria to the investment process may exclude or reduce exposure to securities of certain issuers for sustainability reasons and, therefore, the Fund may forgo some market opportunities available to funds that do not use sustainability criteria. The Fund’s performance may at times be better or worse than the performance of funds that do not use sustainability criteria. Because Trillium evaluates ESG criteria when selecting certain securities, the Fund’s portfolio may perform differently than funds that do not use ESG criteria. ESG criteria may prioritize long term, rather than short term, returns. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment. In addition, there is a risk that the securities identified by Trillium to fit within its sustainability criteria do not operate as anticipated. Although Trillium seeks to identify issuers that fit within its sustainability criteria, investors may differ in their views of what fits within this category of investments. As a result, the Fund may invest in issuers that do not reflect the beliefs and values of any particular investor. Trillium’s exclusion of certain potential investments from the Fund’s investment universe may adversely affect the Fund’s relative performance at times when such investments are performing well. There is also a risk that Trillium’s shareholder advocacy may be unsuccessful and may result in unanticipated or unintended outcomes. There can be no assurance that Trillium’s shareholder advocacy will result either in superior investment returns, or in a positive outcome for the environment or society.
United Kingdom Investments Risk. The United Kingdom has one of the largest economies in Europe and is heavily dependent on trade with the European Union, and to a lesser extent the United States and China. As a result, the British economy may be impacted by changes to the economic condition of the United States, China and other European countries. The British economy relies heavily on the export of financial services to the United States and other European countries and, therefore, a prolonged slowdown in the financial services sector may have a negative impact on the British economy, as well as on a Fund, to the extent a Fund invests in investments located in the United Kingdom. Furthermore, the United Kingdom voted via referendum to leave the European Union (“Brexit”). After years of negotiations, a trade agreement between the United Kingdom and the European Union became effective on January 1, 2021, but critical aspects of the relationship remain unresolved and subject to further negotiation and agreement. The impact of Brexit on the economies of the United Kingdom and its trading partners is still uncertain.
Value Investing Risk. Value securities are securities of companies that may have experienced adverse business, industry, or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. It may take longer than expected for the value of such securities to rise to the anticipated value, or the value may never do so. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.

TRILLIUM MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

B. Fees and Transactions with Affiliates and Other Parties
The Trust, on behalf of the Funds, has entered into an Amended and Restated Investment Advisory Agreement (the “Agreement”) with JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser” or “PAFS”) to provide investment management services to the Funds.
Total fees incurred pursuant to the Agreement are reflected as “Investment Advisory” fees on the Statements of Operations. Under the terms of the Agreement, PAFS receives an annual fee, computed daily and payable monthly, at the annual rates set forth in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Trust, on behalf of the Funds, and PAFS have entered into a Third Amended and Restated Expense Limitation Agreement whereby PAFS has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).
Fund	Class	Advisory Fee	Expense Limitation
Trillium ESG Global Equity Fund	Investor	0.85%(a)	1.24%
Trillium ESG Global Equity Fund	Institutional	0.85%(a)	0.99%
Trillium ESG Small/Mid Cap Fund	Institutional	0.75%	0.97%

(a)	0.72% of average daily net assets in excess of $1 billion.
The Third Amended and Restated Expense Limitation Agreement is effective until February 1, 2026 for the Funds. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with investments in underlying investment companies, and extraordinary expenses) to exceed the current expense limitation at the time of repayment or the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Agreement. The Trust and Adviser have agreed that the Adviser shall be entitled to collect on behalf of Trillium amounts that would have been recoverable by Trillium from certain Predecessor Funds under the Predecessor Funds' prior expense limitation arrangement with Professionally Managed Portfolios.
Trillium serves as the investment sub-adviser to the Funds. For its services, Trillium is paid a fee of 0.70% and 0.60% based on average daily net assets of the Global Equity Fund and SMID Fund, respectively, by the Adviser.
For the period ended March 31, 2025, the Funds incurred advisory fees payable to PAFS, received expense waivers/reimbursements from PAFS, and paid expense recoupments to PAFS as follows:
Fund	Advisory Fee to PAFS	Expenses Reduced by PAFS	Advisory Waivers Recouped by PAFS
Trillium ESG Global Equity Fund	$3,706,918	$—	$—
Trillium ESG Small/Mid Cap Fund	136,289	10,530	—

TRILLIUM MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

The balances of recoverable expenses to PAFS by the Funds at March 31, 2025 were as follows:
Period	Expiring	Trillium ESG Global Equity Fund	Trillium ESG Small/Mid Cap Fund
Year ended June 30, 2022	June 30, 2025	$ —	$98,715
Year ended June 30, 2023	June 30, 2026	—	158,734
Year ended June 30, 2024	June 30, 2027	—	80,748
Three-month period ended September 30, 2024	September 30, 2027	—	21,224
Six months ended March 31, 2025	September 30, 2028	—	10,530
Balances of Recoverable Expenses to PAFS		$ —	$369,951
Perpetual Americas Funds Distributors, LLC (the “Distributor”), a wholly owned subsidiary of Foreside Financial Group, LLC d/b/a ACA Group (“ACA Group”), provides distribution services to the Funds pursuant to a distribution agreement with the Trust, on behalf of the Funds. The Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. PAFS, at its own expense, pays the Distributor an annual base fee, an asset-based fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds. Neither the Distributor nor ACA Group is affiliated with the Trust, the Adviser or Trillium.
The Northern Trust Company (“Northern Trust”) serves as the administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements with the Trust on behalf of the Funds. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the Trust’s complex level net assets, certain per account and transaction charges, other fees for additional service activities, and reimbursement of certain expense. Total fees paid to Northern Trust for their services are reflected as “Accounting and Administration” fees on the Statements of Operations.
Foreside Fund Officer Services, LLC, an affiliate of ACA Group, provides principal financial officer and treasurer services for the Funds pursuant to a written agreement with the Trust on behalf of the Funds. The Funds have agreed to pay ACA Group an annual fee based on the level of net assets in the Fund complex, subject to an overall minimum annual fee of $200,000 for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees allocated to the Funds and paid to ACA Group pursuant to these agreements are reflected as “Treasurer Service” fees on the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Administration and Compliance Support Services Agreement (the “ACSS Agreement”) pursuant to which PAFS provides, coordinates or otherwise supports the provision of, administration and compliance services for the Trust. As full compensation for the services rendered and expenses borne by PAFS in connection with the services PAFS provides under the ACSS Agreement, the Trust, on behalf of each Fund, agrees to reimburse PAFS in such amounts as are approved by the Board from time to time. Total fees allocated to the Funds and paid to PAFS pursuant to the ACSS Agreement are reflected as “Compliance” fees in the Statements of Operations.
PAFS and the Trust have entered into an Amended and Restated Institutional Class Shareholder Services, Recordkeeping and Sub-Transfer Agency Agreement (the “Shareholder Services Agreement”). Pursuant to the Shareholder Services Agreement, the Trust, on behalf of each Fund, agrees that Institutional Shares of each Fund shall reimburse PAFS or its designee for any payments PAFS or such designee makes to third-party service providers for personal services, accounting or subaccounting, recordkeeping and/or other administrative services provided to beneficial holders of Institutional Class shares of the Funds. Payments by a Fund pursuant to the Shareholder Services Agreement shall not exceed such amounts as are approved by the Board from time to time. Total fees reimbursed to PAFS pursuant to the Shareholder Services Agreement are reflected as “Shareholder Services - Institutional Shares” fees in the Statements of Operations.
Certain officers of the Trust are affiliated with PAFS, ACA Group, Northern Trust, or the Distributor and receive no compensation directly from the Funds for serving in their respective roles. The Trust pays each trustee who is not an “interested person” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Trustee”) compensation for their services based on an annual retainer of $140,000, certain

TRILLIUM MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

committee and chairperson retainers and reimbursement for certain expenses. For the six months ended March 31, 2025, the aggregate Independent Trustee compensation paid by the Trust was $377,000. The amount of total Independent Trustee compensation and reimbursement of out-of-pocket expenses allocated from the Trust to the Funds is reflected as “trustee fees” on the Statements of Operations.
C. Rule 12b-1 Plan
The Funds have adopted an amended plan under Rule 12b-1 that is applicable to Advisor Shares and Investor Shares to pay for certain distribution and promotional activities related to marketing of their shares. Each Fund will pay the Distributor a fee for the principal underwriter’s services in connection with the sales and promotion of the Funds, including its expenses in connection therewith at annual rates of 0.10% and 0.25% of the average daily net assets of the outstanding Advisor Shares and Investor Shares, respectively. Total fees paid pursuant to the plan are reflected as “Distribution (Rule 12b-1) fees” on the Statements of Operations.
D. Credit Agreements
The Trust, on behalf of the Funds, has entered into a $150 million revolving credit facility agreement (the “Credit Agreement”) with Northern Trust for liquidity or for other temporary or emergency purposes which permits the Funds to borrow up to an aggregate amount of $150 million, $50 million of which is committed and $100 million of which is uncommitted.  Any advance under the Credit Agreement will accrue interest at a rate per annum equivalent to the Fund's option of the sum of the U.S. Federal Fund Target Rate plus 1.30%, the daily Simple Secured Overnight Financing Rate plus 1.30% or the Prime Rate minus 1.50%.
During the six months ended March 31, 2025, the following Funds had borrowings with the average loan and weighted interest rate as disclosed below:
Fund	Dollar Amount	Days Outstanding	Rate
Trillium ESG Global Equity Fund	$8,691,176	17	5.81%
Trillium ESG Small/Mid Cap Fund	542,857	7	5.87
The Global Equity Fund and the SMID Fund incurred interest expense of $23,861 and $619, respectively, related to borrowings for the six months period ended March 31, 2025. The amounts are included in the “Interest Expense” on the Statements of Operations.
E. Investment Transactions
For the six months ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term investments and U.S. government securities) for the Funds were as follows:
Fund	Cost of Purchases	Proceeds from Sales
Trillium ESG Global Equity Fund	$140,831,469	$270,235,471
Trillium ESG Small/Mid Cap Fund	4,187,988	9,277,589
F. U.S. Federal Income Tax
As of March 31, 2025, the cost, gross unrealized appreciation and gross unrealized depreciation on investments, for U.S. Federal income tax purposes, were as follows:
Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Trillium ESG Global Equity Fund	$581,267,649	$208,133,683	$ (21,902,193)	$186,231,490
Trillium ESG Small/Mid Cap Fund	30,945,249	3,800,792	(2,855,698)	945,094

TRILLIUM MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

The tax character of distributions paid by the Funds during the latest three-month tax period ended September 30, 2024, and the latest tax years ended June 30, 2024 and June 30, 2023 were as follows:
	Distributions From
Fund	Ordinary Income September 30, 2024	Long-Term Capital Gains* September 30, 2024	Ordinary Income June 30, 2024	Long-Term Capital Gains** June 30, 2024	Ordinary Income June 30, 2023	Long-Term Capital Gains June 30, 2023
Trillium ESG Global Equity Fund	$—	$—	$7,365,404	$45,455,094	$5,129,550	$34,376,433
Trillium ESG Small/Mid Cap Fund	—	—	42,401	1,045,846	24,265	1,042,615

*
The amounts do not include tax equalization utilized of $749,585 in net long term capital gains in which the Global Equity Fund designated as being distributed to shareholders on their redemption of shares.

**
The amounts do not include tax equalization utilized of $3,368,255 and $284,892 in net long term capital gains in which the Global Equity Fund and
SMID Fund, respectively, designated as being distributed to shareholders on their redemption of shares.

As of the latest three-month tax period ended September 30, 2024, the components of accumulated earnings on a tax basis were as follows:
Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Trillium ESG Global Equity Fund	$6,849,808	$77,573,169	$—	$—	330,969,194	415,392,171
Trillium ESG Small/Mid Cap Fund	51,574	2,119,081	(1,494,218)	—	3,351,963	4,028,400

As of the latest three-month tax period ended September 30, 2024, capital losses incurred by the Fund are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 and are as follows:
Fund	Short-Term Capital Loss Carry-Forward	Long-Term Capital Loss Carry-Forward
Trillium ESG Small/Mid Cap Fund	$230,437	$1,263,781
G. Capital Share Transactions
Transactions in dollars for the six months ended March 31, 2025, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Trillium ESG Global Equity Fund	Investor Shares	$9,201,132	$26,249,915	$ (36,110,347)	$ (659,300)
Trillium ESG Global Equity Fund	Institutional Shares	48,272,960	65,203,852	(142,071,632)	(28,594,820)
Trillium ESG Small/Mid Cap Fund	Institutional Shares	2,385,981	1,981,647	(7,040,559)	(2,672,931)

TRILLIUM MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2025 (Unaudited)

Transactions in shares for the six months ended March 31, 2025, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Trillium ESG Global Equity Fund	Investor Shares	157,087	456,203	(615,955)	(2,665)
Trillium ESG Global Equity Fund	Institutional Shares	841,278	1,140,725	(2,482,776)	(500,773)
Trillium ESG Small/Mid Cap Fund	Institutional Shares	157,782	122,703	(450,348)	(169,863)

Transactions in dollars for the period from July 1, 2024 to September 30, 2024, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Trillium ESG Global Equity Fund	Investor Shares	$5,739,469	$—	$ (10,155,279)	$ (4,415,810)
Trillium ESG Global Equity Fund	Institutional Shares	17,952,887	—	(57,885,470)	(39,932,583)
Trillium ESG Small/Mid Cap Fund	Institutional Shares	1,487,965	—	(4,741,852)	(3,253,887)

Transactions in shares for the period from July 1, 2024 to September 30, 2024, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Trillium ESG Global Equity Fund	Investor Shares	92,745	—	(162,966)	(70,221)
Trillium ESG Global Equity Fund	Institutional Shares	291,345	—	(939,041)	(647,696)
Trillium ESG Small/Mid Cap Fund	Institutional Shares	95,269	—	(312,398)	(217,129)

Transactions in dollars for the year ended June 30, 2024, were as follows:
Fund	Class	Proceeds from Shares Sold	Reinvestments of Dividends	Payments for Shares Redeemed	Net Increase (Decrease) in Net Assets
Trillium ESG Global Equity Fund	Investor Shares	$18,968,767	$13,520,206	$ (42,733,295)	$ (10,244,322)
Trillium ESG Global Equity Fund	Institutional Shares	122,029,135	33,460,954	(129,652,589)	25,837,500
Trillium ESG Small/Mid Cap Fund	Institutional Shares	9,513,933	962,668	(14,225,348)	(3,748,747)

Transactions in shares for the year ended June 30, 2024, were as follows:
Fund	Class	Shares Sold	Shares From Reinvested Dividends	Shares Redeemed	Net Increase (Decrease) in Shares
Trillium ESG Global Equity Fund	Investor Shares	330,544	242,211	(741,516)	(168,761)
Trillium ESG Global Equity Fund	Institutional Shares	2,141,524	603,335	(2,251,384)	493,475
Trillium ESG Small/Mid Cap Fund	Institutional Shares	642,663	66,163	(960,095)	(251,269)

H. Concentration of Ownership
A significant portion of a Fund’s shares may be held in a limited number of shareholder accounts, including in certain omnibus or institutional accounts which typically hold shares for the benefit of other underlying investors. To the extent that a shareholder or group of shareholders redeem a significant portion of the shares issued by a Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy.

TRILLIUM MUTUAL FUNDS
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS
March 31, 2025 (Unaudited)

Not Applicable.

TRILLIUM MUTUAL FUNDS
PROXY DISCLOSURES
March 31, 2025 (Unaudited)

Not Applicable.

TRILLIUM MUTUAL FUNDS
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS
March 31, 2025 (Unaudited)

Included on pages 27-28 in the Notes to Financial Statements.

TRILLIUM MUTUAL FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2025 (Unaudited)

Prior to and at the December 12-13, 2024 meeting of the Board of Trustees (the “Board”), the Board requested, and JOHCM (USA) Inc d/b/a Perpetual Americas Funds Services (the “Adviser”) and Trillium Asset Management, LLC (“Trillium”) provided, both written and oral reports containing information and data relating to the consideration of: (i) the nature, extent, and quality of the services provided by the Adviser and Trillium to the Trillium ESG Global Equity Fund and Trillium ESG Small/Mid Cap Fund (the “Funds”); (ii) the investment performance of the Funds, including the performance of the each Fund’s predecessor fund, as applicable1; (iii) the costs of the services provided and the profits realized by the Adviser and Trillium from its relationship with the Funds; (iv) the extent to which economies of scale are expected to be realized as the Funds grow; and (v) whether the proposed fee levels would reflect such economies of scale to the benefit of the Funds’ potential shareholders. The Trustees were assisted in their evaluation of the Investment Advisory Agreement and Investment Subadvisory Agreement (together, the “Advisory Agreements”) by independent legal counsel, from whom they received assistance and advice, including a review of the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. In reviewing the Advisory Agreements, the Trustees, including all the Independent Trustees, considered the following and other factors with respect to the Funds:
Nature, Extent and Quality of the Services
The Board examined the nature, extent, and quality of services to be provided to each Fund by the Adviser and Trillium. The Board noted that the Adviser is an indirect wholly owned subsidiary of Perpetual Limited. The Board considered the terms of the Advisory Agreements, information and reports provided by each of the Adviser and Trillium on its respective personnel and operations, the Adviser’s experience with the investment strategy and risks of each Fund, and Trillium’s experience with the investment strategy and risks of each Fund. The Board reviewed each of the Adviser and Trillium’s investment philosophy and portfolio construction processes, compliance program, insurance coverage, business continuity program, and information security practices. The Board noted that, as set forth in the reports provided by each of the Adviser and Trillium, there had been no previously undisclosed (i) material compliance issues or concerns raised or encountered since the last approval of the Advisory Agreements or (ii) material compliance issues in the past two years with respect to the Funds. The Board then considered key risks associated with the Funds and ways in which those risks were expected to be mitigated. The Board expressed satisfaction with the quality, extent, and nature of the services provided by each of the Adviser and Trillium.
Performance and Profits
The Trustees reviewed performance information for the Funds, including each Fund’s one-year, three-year, five-year and ten-year periods (as available) ended on October 31, 2024. The Board considered a report prepared by an industry standard independent service provider, FUSE Research Network LLC (the “FUSE Report”), which presented comparisons of investment performance, expenses and fees of the Funds relative to their investment categories, competitor fund groups and broader benchmarks. The Trustees also reviewed and considered profitability analyses for the Funds prepared by the Adviser and Trillium a consolidated basis included in the Board Materials. The analyses included details on income, direct expenses, staff costs, overhead, taxes, distribution related expenses and operating profit/loss. As part of the review of the profitability analyses, the Trustees also considered information provided by the Adviser related to its operating margin versus that of other investment advisers. The Trustees noted that, based on the information provided, the profits realized and/or to be realized were not excessive. Finally, the Trustees discussed potential adverse impacts to overall profitability as a result of current market conditions.
1 Each of the Trillium ESG Global Equity Fund and the Trillium ESG Small/Mid Cap Fund has a predecessor Fund which was reorganized into the Trust effective October 30, 2023.

TRILLIUM MUTUAL FUNDS
STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
March 31, 2025 (Unaudited)

With respect to the Trillium ESG Global Equity Fund, the Board noted that the Fund’s contractual management fee2 ranked 11 out of 12 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.85% compared to a median contractual management fee of 0.78% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked 10 out of 12 among the Fund’s Expense Group and 47 out of 57 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.99% compared to a median total expense of 0.95% for the Expense Group and 0.90% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 38 out of 57, 51 out of 55, 23 out of 54, and 6 out of 34 among the Fund’s Performance Universe over the one-, three-, five-, and ten-year periods ended October 31, 2024, respectively. The Fund’s returns were 26.66%, 0.55%, 10.24%, and 9.59% compared to a median return of the Performance Universe of 29.27%, 4.55%, 10.00%, and 8.50% over the one-, three-, five-, and ten-year periods ended October 31, 2024, respectively.
With respect to the Trillium ESG Small/Mid Cap Fund, the Board noted that the Fund’s contractual management fee tied with three other funds to rank three out of 10 among the Fund’s Expense Group. The Board further noted that the Fund’s contractual management fee was 0.75% compared to a median contractual management fee of 0.75% for the Expense Group. The Board next considered the Fund’s total expenses, after fee waivers and reimbursements, and noted that the Fund ranked seven out of 10 among the Fund’s Expense Group and 45 out of 66 among the Fund’s Expense Universe. The Fund’s total expenses, after fee waivers and expense reimbursements, were 0.97% compared to a median total expense of 0.93% for the Expense Group and 0.90% for the Expense Universe. With respect to performance, the Board noted that the Fund was ranked 57 out of 69, 63 out of 66, and 51 out of 60 among the Fund’s Performance Universe over the one-, three-, and five-year periods ended October 31, 2024, respectively. The Fund’s returns were 27.00%, - 0.67%, and 7.77% compared to a median return of the Performance Universe of 30.61%, 4.45%, and 10.51% over the one-, three-, and five-year periods ended October 31, 2024, respectively.
The Board then reviewed the expense caps that were in place for each of the Funds and noted that the Adviser had contractually agreed to waive fees and or reimburse expenses to limit total annual fund operating expenses through February 1, 2026.  After considering the comparative data, as described above, and as provided in the Board Materials, the Board concluded that the advisory fees and expense ratios were reasonable.
Economies of Scale
In considering the economies of scale for the Funds, the Board considered the marketing and distribution plans, capacity, and breakeven points for each of the Funds.
In its deliberations, the Board did not identify any particular factor or factors that were all-important or controlling, and each Trustee assigned different weights to various factors considered.
2 FUSE’s contractual management fees (referred to as “Contractual Advisory Fees” in the FUSE report) reflect effective advisory fees calculated using a common asset level and then apply each fund’s contractual fee schedule at that asset level. FUSE recommends that more weight and consideration be place on contractual advisory fees for comparison to peer funds.

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Investment Subadviser
Trillium Asset Management, LLC
1 Congress St, Suite 3101
Boston, Massachusetts 02114
Investment Adviser
Perpetual Americas Funds Services
1 Congress St, Suite 3101
Boston, Massachusetts 02114
Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606
Legal Counsel
Ropes & Gray LLP
Prudential Tower, 800 Boylston Street
Boston, Massachusetts 02199
Distributor
Perpetual Americas Funds Distributors, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101
For Additional Information, call
866-260-9549 (toll free) or 312-557-5913
TRILLIUM 03/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable - only for annual reports

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Perpetual Americas Funds Trust

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan Weitz
Jonathan Weitz
President and Principal Executive Officer

Date:	June 3, 2025

By:	/s/ Troy Sheets
Troy Sheets
Treasurer and Principal Financial Officer

Date:	June 3, 2025